Shareholders' Equity - Equity Stock Information (Details) (USD $)	Dec. 31, 2011	Feb. 05, 2010
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	22,000,000
Preferred Stock, Par or Stated Value Per Share	$ 1.00
Common Stock, Shares Authorized	1,750,000,000
Common Stock, Par or Stated Value Per Share	$ 1.00
Common Stock Shares Reserved for Future Issuance, Incentive Compensation	150,000,000
Common Stock, Future Share Issuance, Debt to Equity Exchanges	48,000,000
Common Stock, Future Stock Issuance, Conversion of Series A Comvertible Preferred Stock	27,000,000
Common Stock, Future Shares Issuance, Conversion of Convertible Debt	2,000,000
Common Stock Issued, ACS Acquisition		489,802,000